Other Financial Assets - Fixed term deposit (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Disclosure of financial assets [line items]
Payment of short-term deposits		€ 120,000	€ 220,006	€ 50,000
Total proceeds		99,853	0
Fixed term deposit
Disclosure of financial assets [line items]
Notional amount	€ 120,000	20,000
Amount of reduction in principal	336
Negative interest	80
Expected credit loss	257	30
Amount of increase in principal		17
Fixed-term deposit one
Disclosure of financial assets [line items]
Notional amount	€ 40,000
Term of promissory notes (in years)	6 months
Fixed-term deposit two
Disclosure of financial assets [line items]
Term of promissory notes (in years)	9 months
Fixed-term deposit three
Disclosure of financial assets [line items]
Term of promissory notes (in years)	12 months
Money Market Funds
Disclosure of financial assets [line items]
Notional amount					€ 100,006
Security deposits
Disclosure of financial assets [line items]
Amount pledged as collateral for customs		50	400
Amount pledged as collateral for furniture lease		182	253
Amount pledged as collateral for use of credit card facilities		427	196
Amount pledged as collateral for facility leases		2,941	2,942
Amount of deposits pledged as collateral for deposits to suppliers.		€ 2,530	€ 30